Share-based payments	6 Months Ended
Sep. 30, 2026
Share-based payments [Abstract]
Share-based payments	Share-based payments
Coincheck Parent established equity-settled share-based payment program. Under this program, the Company granted Restricted Share Units (the “RSUs”) to managing directors and officers, and board members of the Company, and the Company’s qualified employees and non-employee consultants. The RSUs vest upon the satisfaction of service-based conditions or performance conditions. Once vested, the RSUs are settled by delivery of one Ordinary Share per unit. Certain employees and independent contractors of 3iQ held RSUs that had been granted by 3iQ prior to its acquisition by Coincheck Parent. The Coincheck Parent RSUs to replace such cancelled 3iQ RSUs were, in accordance with the terms of such stock purchase agreement, granted by Coincheck Parent on May 15, 2026.
A summary of RSUs activity is as follows:
(1)RSUs with service-based conditions (equity settled)
The RSUs with service-based conditions vest over a service period ranging from ten months to three years.

	Number of shares	Weighted Average Grant Date Fair Value Per Share
Balance as of April 1, 2025	—	$—
Granted	3,834,430	5.42
Vested	(105,096)	5.43
Forfeited and cancelled	(1,928)	5.00
Balance as of September 30, 2025	3,727,406	$5.42

	Number of shares	Weighted Average Grant Date Fair Value Per Share
Balance as of April 1, 2026	3,771,145	$5.39
Granted	874,088	2.06
Vested	(263,605)	5.07
Forfeited and cancelled	(28,040)	4.71
Balance as of September 30, 2026	4,353,588	$4.74
(2)RSUs with performance conditions (equity settled)
The RSUs with performance conditions vest in March 31, 2028, based on the condition that the average closing price for the Ordinary Shares for the 30-calendar-day period up to and including the trading day prior to the date of vesting is at least $12.00 per share.

	Number of shares	Weighted Average Grant Date Fair Value Per Share
Balance as of April 1, 2025	—	$—
Granted	285,419	3.13
Vested	—	—
Forfeited and cancelled	(1,928)	2.85
Balance as of September 30, 2025	283,491	$3.14

	Number of shares	Weighted Average Grant Date Fair Value Per Share
Balance as of April 1, 2026	288,594	$3.12
Granted	—	—
Vested	(26,274)	3.45
Forfeited and cancelled	(1,329)	5.36
Balance as of September 30, 2026	260,991	$3.08
The fair value of RSUs with service-based conditions has been measured based on the Company’s observable share price. For RSUs with performance conditions, the fair value has been measured using a Monte Carlo simulation. The valuation of all RSUs has incorporated neither dividends nor other features.
The cost of RSUs is recognized in the condensed consolidated interim statements of profit or loss and other comprehensive income together with a corresponding increase in share-based payment reserve in the condensed consolidated interim statements of changes in equity. The total cost of RSUs recognized were ¥321 million and ¥300 million for the three months ended September 30, 2025 and 2026, and ¥619 million and ¥630 million for the six months ended September 30, 2025 and 2026, respectively.
As of September 30, 2026, the total unrecognized compensation cost related to unvested RSUs was $11 million, which is expected to be recognized over a weighted-average period of 1.41 years.